Summary of Significant Accounting Policies - Intangible assets, net (Details) - Software	Jun. 30, 2024
Minimum
Estimated useful lives of intangible assets
Estimated useful lives of intangible assets	3 years
Maximum
Estimated useful lives of intangible assets
Estimated useful lives of intangible assets	5 years